CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - PHP (₱) ₱ in Millions	Total	Issued Capital [Member] Common Stock [Member]	Issued Capital [Member] Preferred Stock [Member]	Treasury Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Other Comprehensive Income (Loss) [Member]	Total Equity Attributable to Equity Holders of PLDT [Member]	Noncontrolling Interests [Member]
Beginning balance at Dec. 31, 2022	₱ 113,961	₱ 1,093	₱ 510	₱ (6,505)	₱ 130,312	₱ 17,077	₱ (33,760)	₱ 108,727	₱ 5,234
Cash dividends (Note 19)	(23,418)					(23,393)		(23,393)	(25)
Total comprehensive income (loss) - net:	20,079					25,289	(5,405)	19,884	195
Net income	25,499					25,289		25,289	210
Other comprehensive income (loss) (Note 6)							(5,405)	(5,405)
Other comprehensive income (loss) (Note 6)	(5,420)
Other comprehensive income (loss) (Note 6)									(15)
Distribution charges on perpetual notes (Note 19)	(236)								(236)
Ending balance at Dec. 31, 2023	110,386	1,093	510	(6,505)	130,312	18,973	(39,165)	105,218	5,168
Treasury shares under employee benefit trust (Note 25)	34								34
Cash dividends (Note 19)	(20,850)					(20,800)		(20,800)	(50)
Total comprehensive income (loss) - net:	30,815					30,695	(68)	30,627	188
Net income	30,943					30,695		30,695	248
Other comprehensive income (loss) (Note 6)							(68)	(68)
Other comprehensive income (loss) (Note 6)	(128)
Other comprehensive income (loss) (Note 6)									(60)
Distribution charges on perpetual notes (Note 19)	(59)								(59)
Others	374					374		374
Acquisition and dilution of noncontrolling interests	235								235
Perpetual notes settlement (Note 19)	(4,200)								(4,200)
Ending balance at Dec. 31, 2024	116,735	1,093	510	(6,505)	130,312	29,242	(39,233)	115,419	1,316
Cash dividends (Note 19)	(20,659)					(20,584)		(20,584)	(75)
Total comprehensive income (loss) - net:	32,361					28,662	3,500	32,162	199
Net income	28,869					28,662		28,662	207
Other comprehensive income (loss) (Note 6)							3,500	3,500
Other comprehensive income (loss) (Note 6)	3,492
Other comprehensive income (loss) (Note 6)									(8)
Acquisition and dilution of noncontrolling interests	(157)								(157)
Deconsolidation of a subsidiary	(197)				(108)			(108)	(89)
Ending balance at Dec. 31, 2025	₱ 128,083	₱ 1,093	₱ 510	₱ (6,505)	₱ 130,204	₱ 37,320	₱ (35,733)	₱ 126,889	₱ 1,194